Business Combinations - Schedule of Recognized Identified Assets Acquired and Liabilities Assumed (Details) - Previously Reported [Member] - USD ($)	Dec. 31, 2025	Aug. 01, 2025
42 Telecom [Member]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Line Items]
Cash and cash equivalents		$ 276,229
Restricted cash		20,705
Accounts receivables, net		1,271,006
Contract assets		832,742
Prepaid expenses and other current assets		423,957
Property, plant and equipment, net		111,957
Capital work-in-progress		278,893
Intangible assets:
Goodwill		12,519,695
Other receivable, related party		417,095
Right of use asset		191,127
Accounts payable		(1,289,041)
Accrued expenses and other current liabilities		(741,002)
Contract liabilities		(250,503)
Operating lease liability		(179,624)
Loan payable		(915)
Deferred tax liability on identified intangible assets		(3,268,425)
Deferred tax liability on pre existing temporary differences		(113,896)
Purchase price consideration		20,000,000
42 Telecom [Member] | Developed Technology Rights [Member]
Intangible assets:
Intangible assets		5,800,000
42 Telecom [Member] | Customer Relationships [Member]
Intangible assets:
Intangible assets		3,100,000
42 Telecom [Member] | Trade Names [Member]
Intangible assets:
Intangible assets		$ 600,000
Telvantis Voice Services, Inc. [Member]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Line Items]
Cash and cash equivalents	$ 1,094,457
Accounts receivables, net	37,333,769
Due from related party	1,357,768
Prepaid expenses and other current assets	482,420
Deferred tax assets	41,607
Intangible assets:
Goodwill	35,486,899
Accounts payable	(32,402,097)
Accrued expenses and other current liabilities	(824,625)
Accounts receivable financing facility	(12,342,163)
Deferred tax liability on identified intangible assets	(2,238,117)
Due to related party	(7,276,918)
Purchase price consideration	34,513,000
Telvantis Voice Services, Inc. [Member] | Customer Relationships [Member]
Intangible assets:
Intangible assets	10,700,000
Telvantis Voice Services, Inc. [Member] | Trade Names [Member]
Intangible assets:
Intangible assets	$ 3,100,000